Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented a comprehensive Information Security Program to mitigate these risks, which includes:

•	Regular risk assessments and vulnerability testing of systems and networks.
•	Deployment of advanced cybersecurity technologies, including firewalls, intrusion detection systems, and encryption protocols.
•	Employee training and awareness programs to enhance cybersecurity awareness and promote best practices.
•	Incident response and business continuity plans to ensure a timely and effective response to cybersecurity incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

The banking industry is increasingly reliant on information technology systems and digital platforms to conduct business operations, process transactions, and interact with customers. As a result, we are exposed to various cybersecurity risks, including but not limited to:

•	Cyber-attacks: We are vulnerable to cyber-attacks including malware, phishing, ransomware, and denial-of-service attacks, could disrupt operations, compromise sensitive information, and result in financial losses.
•	Data Breaches: Despite implementing robust security measures, systems and networks may be breached, leading to unauthorized access to customer data, proprietary information, or intellectual property.
•	Third-Party Risks: We rely on third-party service providers and vendors which exposes the Company to cybersecurity risks associated with systems and processes. A breach or failure in critical systems could impact operations and reputation.
•	Regulatory Compliance: The Company is subject to various regulatory requirements related to cybersecurity, data protection, and privacy. Non-compliance with these regulations could result in financial penalties, legal liabilities, and reputational damage.
•	Reputation Risk: A significant cybersecurity incident could damage the Company’s reputation and erode customer trust, leading to customer attrition, negative publicity, and loss of business opportunities.
•	Operational Disruption: Cybersecurity incidents may disrupt operations, including online banking services, payment processing, and customer support, resulting in financial losses and operational inefficiencies.
•	Financial Impact: Cybersecurity incidents may result in direct financial losses, such as fraud-related expenses, remediation costs, and legal fees, as well as indirect costs associated with business interruption and reputational damage.